Share-Based Compensation (Schedule of Compensation Expense) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation
Compensation expense	¥ 81,601	¥ 103,449	¥ 142,381
Fulfillment
Share-Based Compensation
Compensation expense	4,885	6,443	13,730
Sales and marketing
Share-Based Compensation
Compensation expense	19,943	33,955	57,548
Technology and content
Share-Based Compensation
Compensation expense	11,290	12,184	22,512
General and administrative
Share-Based Compensation
Compensation expense	¥ 45,483	¥ 50,867	¥ 48,591